Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)

MONEY MARKET FUNDS - 88.5%	Shares	Value
First American Government Obligations Fund - Class X, 4.29% (a) (Cost $159,319,828)	159,319,828	$ 159,319,828

Other Assets in Excess of Liabilities - 11.5%		20,683,335

Net Assets - 100.0%		$ 180,003,163

(a)	The rate shown is the 7-day effective yield as of February 28, 2025.

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/Unrealized Depreciation
Index Futures
NASDAQ 100 E-Mini Futures	223	3/21/2025	$ 93,300,970	$ (1,230,976)
S&P 500 E-Mini Futures	312	3/21/2025	93,026,700	(72,421)
Total Futures Contracts			$ 186,327,670	$ (1,303,397)

The average monthly notional value of futures contracts during the three months ended February 28, 2025 was $62,109,223.

Q3 ALL-SEASON TACTICAL FUND
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)

MONEY MARKET FUNDS - 87.8%	Shares	Value
First American Government Obligations Fund - Class X, 4.29% (a) (Cost $40,444,754)	40,444,754	$ 40,444,754

Other Assets in Excess of Liabilities - 12.2%		5,611,874

Net Assets - 100.0%		$ 46,056,628

(a)	The rate shown is the 7-day effective yield as of February 28, 2025.

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/Unrealized Depreciation
Index Futures
NASDAQ 100 E-Mini Futures	77	3/21/2025	$ 32,216,030	$ (1,376,422)

The average monthly notional value of futures contracts during the three months ended February 28, 2025 was $33,480,128.